Schedule II (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation Allowances and Reserves, Balance	$ 49,215	$ 22,844	$ 21,515	$ 24,937
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	26,371	3,281	3,207
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	$ 0	$ (1,952)	$ (6,629)